STOCK-BASED COMPENSATION - Options additional information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contractual Term and Aggregate Intrinsic Value
Stock-based compensation expense	$ 26,226	$ 346
Allocated share based compensation related to modification of vesting and exercise terms	$ 200
Stock Option and Grant Plan 2019
Contractual Term and Aggregate Intrinsic Value
Granted (in shares)	17,398,882
Stock options
Contractual Term and Aggregate Intrinsic Value
Stock-based compensation expense	$ 7,200	$ 200
Options granted, weighted average grant date fair value	$ 2.61	$ 0.46
Options vested in period, fair value	$ 3,000	$ 31,400
Options exercised, aggregate intrinsic value	4,200	$ 0
Options, unrecognized compensation cost	$ 40,900
Period for recognition (in years)	3 years 3 months 18 days
Stock Options Vesting Based On Performance [Member]
Contractual Term and Aggregate Intrinsic Value
Options granted, fair value	$ 900
Options, unrecognized compensation cost	$ 800
Stock Options Vesting Based On Performance [Member] | Share-based Payment Arrangement, Employee [Member] | Stock Option and Grant Plan 2019
Contractual Term and Aggregate Intrinsic Value
Granted (in shares)	360,524